Liquidity	6 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity

NOTE 3 – LIQUIDITY

As reflected in the unaudited condensed consolidated financial statement, the Company had cash used in operating activities of $108,516 for the six months ended December 31, 2020. As of December 31, 2020, the Company had future minimum capital expenditure commitment on its construction-in-progress projects of approximately $5.8 million within the next twelve months and additional $12.0 million for the next five years. In addition, the Company had unpaid tax liabilities of $3.6 million as of December 31, 2020, which may be required to be settled with local tax authority in the near future. Furthermore, the ongoing outbreak of COVID-19 may continue to negatively impact the Company’s business operations. A resurgence could negatively affect the Company’s ability to fulfill customer sales orders and collect customer payments timely, or disrupt the Company’s supply chain. As a result, there is a possibility that the Company’s revenue and cash flows may underperform in the next 12 months.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. For the six months ended December 31, 2020, the Company’s revenue increased by approximately $0.8 million as compared to the six months ended December 31, 2019. As a result, the Company reported a net income of approximately $0.7 million for the six months ended December 31, 2020. In addition, the Company’s working capital increased by approximately $1.4 million from approximately $0.9 million as of June 30, 2020 to approximately $2.3 million as of December 31, 2020.

As of December 31, 2020, the Company had cash of approximately $1.4 million. The Company also had short-term investments of approximately $0.9 million using the 2017 remaining IPO proceeds to purchase interest-bearing short-term investments from the banks and such short-term investments have maturities ranging from one to three months. These short-term investments are highly liquid and can be used as working capital when needed. In addition, the Company had total outstanding accounts receivable of approximately $3.8 million, of which approximately $3.4 million or 90.4% has been subsequently collected back during January to April 2021 (including $3.2 million accounts receivable collected from third party customers and $0.2 million accounts received collected from related party customers), and become available for use as working capital.

As of December 31, 2020, the Company had outstanding bank loans of approximately $8.6 million from PRC banks (including $910,000 short-term bank loans, approximately $0.6 million current portion of long-term bank loans and approximately $7 million long-term bank loans), among which approximately $1.5 million will be paid within next 12 months. Management expects that it will be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. The Company also borrowed approximately $2.0 million from related party as working capital and such borrowing is interest free and due on demand.

On January 20, 2021, the Company sold 3,455,130 Class A common shares in a registered offering at the price of $2.15 per common share and raised net proceeds of approximately $6.6 million. In addition, warrants to purchase an aggregate of 1,727,565 common shares for $2.70 per share were issued to the investors and warrants to purchase an aggregate of 276,410 common shares for $2.70 per share were issued as commission to the placement agent in the offering. If fully exercised, the Company would receive aggregate gross proceeds from the warrants of approximately $5.4 million.

The Company currently plans to fund its operations mainly through cash flow from its operations, remaining cash from its 2017 IPO proceeds, January 2021 equity financing, renewal of bank borrowings, borrowing from related parties and additional equity financing from outside investors, if necessary, to ensure sufficient working capital. However, no assurance can be given that additional financing, if required.

Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date the unaudited condensed consolidated financial statements are released.